RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Dec. 31, 2020	Oct. 14, 2020	Jul. 09, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	$ 99,281,250	$ 44,156,250
Total liabilities	127,639,700	72,504,111
Accretion of Class A Ordinary shares to full redemption amount	673,438,294	729,204,680	$ 0
Additional paid-in capital	60,768,065	5,002,237
Accumulated deficit	(55,771,393)
Total Permanent Equity	5,000,001		$ 0
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	0	0
Total liabilities	28,358,450	28,347,861
Accretion of Class A Ordinary shares to full redemption amount	772,719,537	773,360,930
Additional paid-in capital	5,644,065	5,002,679
Accumulated deficit	(646,393)
Total Permanent Equity	5,000,008
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	99,281,250	44,156,250
Total liabilities	99,281,250	44,156,250
Accretion of Class A Ordinary shares to full redemption amount	(99,281,243)	(44,156,250)
Additional paid-in capital	55,124,000	(442)
Accumulated deficit	(55,125,000)
Total Permanent Equity	(7)
Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ordinary shares value	1,316	758
Class A ordinary shares | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ordinary shares value	323	316
Class A ordinary shares | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ordinary shares value	$ 993	$ 442